Long-Term Debt, Principal Repayments of Long-term Debt (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Principal repayments of long-term debt [Abstract]
Long-term debt	$ 5,742	$ 8,828
No Later than One Year [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	2,449
Later than One Year and No Later than Five Years [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	3,237
Later than Five Years [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	$ 56